UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from September 1, 2007 to September 30,
                                      2007

                   Commission File Number of issuing entity:
                                  333-131211-17

                           RAMP SERIES 2007-RZ1 TRUST
                        (Exact name of issuing entity as
                            specified in its charter)

                 Commission File Number of depositor: 333-131211

                    RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
                    -----------------------------------------
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
                        --------------------------------
               (Exact name of sponsor as specified in its charter)

                 New York                                    None
----------------------------------------       ------------------------------
     (State or other jurisdiction of             (I.R.S. Employer Identification
  incorporation or organization of the                       No.)
             issuing entity)

       c/o Residential Funding Company, LLC,                 55437
                                                -------------------------------
                 as                                       (Zip Code)

Master Servicer
8400 Normandale Lake Boulevard
Minneapolis, Minnesota 55437
----------------------------------
(Address of principal executive offices
    of issuing entity)

       (952)         857-7000 (Telephone number, including area code)

                                     N/A
           (Former name, former address, if changed since last report)

        Title of Class           Registered/reported pursuant to      Name of
                                           (check one)               exchange
                                                                     (If Section
                                                                       12(b))
                               Section      Section     Section
                                 12(b)       12(g)       15(d)
    Mortgage Asset-Backed
  Pass-Through Certificates,
   Series 2007-RZ1, in the
   classes  specified herein     [___]      [___]        [ X ]       __________


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No __

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

      The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Mortgage Asset-Backed Pass-Through Certificates, Series 2007-RZ1 (the "Certificates"), dated February 20, 2007, and related Prospectus dated December 4, 2006 (collectively, the "Prospectus"), of the RAMP Series 2007-RZ1 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus:
Class A-1, Class A-2, Class A-3, Class M-1S, Class M-2S, Class M-3S, Class M-4, Class M-5, Class M-6, Class M-7, Class M-8, Class M-9 and Class M-10.


                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

      (a) Documents filed as part of this report.

Exhibit 99.1      October 2007 Monthly Statement to Certificateholders

      (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Pooling and Servicing Agreement, dated as of February 1, 2007, among Residential Asset Mortgage Products, Inc., as depositor, Residential Funding Company, LLC, as master servicer, and LaSalle Bank National Association, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 9, 2007).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of February 22, 2007, between Residential Funding Company, LLC and Residential Asset Mortgage Products, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K/A filed by the Issuing Entity with the Securities and Exchange Commission on April 24, 2007).

Exhibit 10.3 Confirmation and ISDA Credit Support Annex to the Schedule to the Master Agreement, both dated as of February 22, 2007, between LaSalle Bank National Association, as trustee on behalf of the RAMP Series 2007-RZ1 Trust and Bank of America, N.A. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 9, 2007).

Exhibit 10.4 SB-AMB Swap Confirmation, dated as of February 22, 2007, between LaSalle Bank National Association, as supplemental interest trust trustee for the benefit of RAMP Series 2007-RZ1 Supplemental Interest Trust, acting on behalf of the Class SB Certificateholders, and LaSalle Bank National Association, as supplemental interest trust trustee for the benefit of RAMP Series 2007-RZ1 Supplemental Interest Trust, acting on behalf of the Class A Certificateholders, Class M Certificateholders and the Class B Certificateholders (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 9,
            2007).

Exhibit 99.1      October 2007 Monthly Statement to Certificateholders

                                   SIGNATURES




      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  October 25, 2007



                              RAMP Series 2007-RZ1 Trust
                                (Issuing entity)

                              By:  Residential Funding Company, LLC, as
                                   Master Servicer


                                    By:  /s/ Darsi Meyer
                                         Name:   Darsi Meyer
                                         Title:     Director

           EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS